Condensed consolidated balance sheet (unaudited) - GBP (£) £ in Millions	Jun. 30, 2026	Dec. 31, 2025
Assets
Cash and balances at central banks	£ 245,859	£ 229,752
Cash collateral and settlement balances	189,461	130,532
Debt securities at amortised cost	73,519	68,475
Loans and advances at amortised cost to banks	11,978	8,638
Loans and advances at amortised cost to customers	359,323	352,885
Reverse repurchase agreements and other similar secured lending at amortised cost	12,100	17,622
Trading portfolio assets	210,102	190,061
Financial assets at fair value through the income statement	213,100	186,857
Derivative financial instruments	303,602	252,459
Financial assets at fair value through other comprehensive income	83,012	74,394
Investments in associates and joint ventures	732	739
Goodwill and intangible assets	8,912	8,284
Property, plant and equipment	4,226	3,720
Current tax assets	222	276
Deferred tax assets	4,987	4,992
Retirement benefit assets	3,316	3,308
Assets included in a disposal group classified as held for sale	0	5,932
Other assets	5,907	5,239
Total assets	1,730,358	1,544,165
Liabilities
Deposits at amortised cost from banks	19,921	20,413
Deposits at amortised cost from customers	574,436	565,200
Cash collateral and settlement balances	182,142	117,583
Repurchase agreements and other similar secured borrowings at amortised cost	30,704	25,170
Debt securities in issue	126,837	119,033
Subordinated liabilities	11,098	12,954
Trading portfolio liabilities	78,405	57,737
Financial liabilities designated at fair value	321,925	294,108
Derivative financial instruments	291,785	240,808
Current tax liabilities	1,020	868
Deferred tax liabilities	13	13
Retirement benefit liabilities	266	265
Provisions	1,681	1,664
Other liabilities	10,314	10,113
Total liabilities	1,650,547	1,465,929
Equity
Called up share capital and share premium	4,186	4,178
Other equity instruments	13,275	12,725
Other reserves	1,493	1,628
Retained earnings	60,404	59,253
Total equity excluding non-controlling interests	79,358	77,784
Non-controlling interests	453	452
Total equity	79,811	78,236
Total liabilities and equity	£ 1,730,358	£ 1,544,165